Profit Sharing Plan	12 Months Ended
Dec. 31, 2023
Postemployment Benefits [Abstract]
Profit Sharing Plan

Note 5 - Profit Sharing Plan

Serina has established a 401(k) profit sharing plan (the PSP) for all eligible employees of Serina. The PSP provides for eligible employee contributions subject to certain annual Internal Revenue Code limits. For participants who are age 50 or older during any calendar year, additional employee contributions are allowed under the PSP, subject to Internal Revenue Code limits.

Employer contributions, if any, may include matching contributions and profit sharing contributions, both of which are made on a discretionary basis and are subject to service and employment requirements. Employer matching contributions and employer profit sharing contributions vest based on a graded vesting schedule. Serina made no discretionary employer matching or employer profit sharing contributions for the years ended December 31, 2023 and 2022.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022